Customer deposits (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Customer Deposits Explanatory
USD m 31.12.22 31.12.21
Demand deposits 180,822 246,417
Retail savings / deposits 149,310 133,354
Sweep deposits 69,223 113,870
Time deposits
1
125,696 48,365
Total customer deposits 525,051 542,007
1 Includes customer deposits

in UBS AG Jersey Branch

placed by UBS Switzerland

AG on behalf of its clients.

UBS AG
Entity [Table]
Disclosure Of Customer Deposits Explanatory
USD m 31.12.22 31.12.21
Demand deposits 182,307 247,299
Retail savings / deposits 149,310 133,354
Sweep deposits 69,223 113,870
Time deposits
1
126,331 50,312
Total customer deposits 527,171 544,834
1 Includes customer deposits

in UBS AG Jersey Branch

placed by UBS Switzerland

AG on behalf of its clients.

Funding From Group Explanatory
USD m 31.12.22 31.12.21
Senior unsecured debt that

contributes to total loss-absorbing capacity (TLAC)
42,073 38,984
Senior unsecured debt other than

TLAC
236 4,471
Subordinated debt 13,838 13,840
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
10,654 11,414
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,187 2,426
Total funding from UBS

Group AG measured at amortized cost
1
56,147 57,295
1 UBS AG has also recognized

funding from UBS Group AG

that is designated at fair

value. Refer to Note 18b

for more information.